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                                 FORM N-SAR
                                ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES
-------------------------------------------------------------------------
Report as of the end of annual period: 12/31/16  (a)
                            or fiscal year:   /  /    (b)
     Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N):  N


1.A)  Registrant Name: Alaia Market Linked Trust


  B)  File Number: 811-23095

  C)  Telephone Number: 212-350-7214

2.A)  Street:    880 Third Ave.

  B)  City:   NY C) State:  NY D) Zip Code: 10022 Zip Ext.:
  E) Foreign Country: N/A                    Foreign Postal Code: N/A

3. Is this the first filing on this form by the Registrant? (Y or N) ---Y---

4. Is this the last filing on this form by the Registrant? (Y or N)  ---N---

5. Is Registrant a small business investment company (SBIC)?(Y or N) ---N---

6. Is Registrant a unit investment trust (UIT)?(Y or N) -------------Y------

7. Is Registrant a series or multiple portfolio company?(Y or N) ------N------

111. A) Depositor Name: Beech Hill Securities, Inc.
     B) File Number:
     C) City: New York 		  State: NY Zip Code: 10022 Zip Ext.:
        Foreign Country:                      Foreign Postal Code:

112. A) Sponsor Name: Beech Hill Securities, Inc.
     B) File Number:
     C) City: New York 		  State: NY Zip Code: 10022 Zip Ext.:
        Foreign Country:

113. A) Trustee Name: Bank of New York.
     B) File Number:
     C) City: NY		  State: NY Zip Code: 11217 Zip Ext.:
        Foreign Country:

114. A) Underwriter Name: Beech Hill Securities, Inc.
     B) File Number: 8-41389
     C) City: NY		  State: NY Zip Code: 10022 Zip Ext.:
        Foreign Country:

115. A) Independent Public Accountant:  Grant Thornton LLP
     B) City: Chicago 		  State: IL Zip Code: 60601 Zip Ext.:
        Foreign Country:                      Foreign Postal Code:


116.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)   N

   B) If 'Y' (Yes), state the number of registered management investment companies in the family:
       (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)


117. a)  Is Registrant a separate account of an insurance company (Y or N)  N

   If answer is Yes, are any of the following types of contracts funded by the registrant?:

   b) Variable annuity contracts? (Y/N)                                    n
   c) Scheduled premium variable life contracts? (Y/N)                     N
   d) Flexible premium variable life contracts? (Y/N)                      N
   e) Other types of insurance products registered under the Securities
      Act of 1933? (Y/N)                                                   N

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933.              1

119.  State the number of new series for which registration statements under
      the Securities Act of 1933 became effective during the period.       0


120.  State the total value of the portfolio securities on the date of deposit
      for the new series included in item 119 ($000's)                      $0

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                     1


122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 1

123.  State the total value of the additional units considered in answering
      item 122 ($000,s omitted)                                       $110,776

124. State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of the units is to be measured on the date they were placed in the
      subsequent series) ($000's omitted)                                   $0

125.  State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
      all series of registrant (000,s omitted)                              $0

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in registrant's units (include the sales loads, if any, collected on units of a prior series
      placed in the portfolio of a subsequent series.) ($000's  omitted)    $0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV)in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distribution of realized gains, if any):


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



                                               Number of      Total Assets      Total Income
                                               Series         ($000's           Distributions
                                               Investing      omitted)         ($000'somitted)
                                               ---------      --------         ---------------
A. U.S. Treasury direct issue                  -----          -----            -----

B. U.S.  Government agency                     -----          -----            -----

C. State and municipal tax-free                -----          -----            -----

D. Public utility debt                         -----          -----            -----

E. Brokers or dealers debt or debt of
brokers' or dealers parent                     -----          -----            -----

F. All other corporate interned & long
   term debt                                   -----          -----            -----

G. All other corporate short-term debt         -----          -----            -----

H. Equity securities of brokers or
   dealers or parents of brokers or dealers    -----          -----            -----

I. Investment company equity securities        -----          -----            -----

J. All other equity securities                 --1--          $265,780         $0

K. Other securities                            -----          -----            -----

L. Total assets of all series of registrant    --1--          $265,780         $0






128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) --------------------------------------------N



131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000,s omitted)                              $618.56

132 List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing: 811-

133. If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security: N/A

A. Name of the issuer;

B. Exchange ticker symbol;

C. CUSIP number;

D. Total number of shares or, for debt securities, principal amount divested;


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SIGNATURE PAGE

This report is signed on behalf of the registrant.

Name of Registrant:             Alaia Market Linked Trust

City of:     Darien State of:     Conneticut Date:     March 2, 2017

/s/ Vincent Iannuzzi

By (Name and Title): Vincent Iannuzzi
(COO/CFO Beech Hill Securities, Inc. Depisitor/Sponsor/Underwriter)

/s/ Paul Koo

Witness (Name and Title): Paul Koo
(CCO UIT Beech Hill Securities, Inc. Depisitor/Sponsor/Underwriter)